UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1.  Name and address of issuer:

Touchstone Strategic Trust
303 Broadway, Suite 1100
Cincinnati, Ohio 45202


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

1)   Touchstone Capital Growth Fund
2)   Touchstone International Small Cap Fund
3)   Touchstone Mid Cap Value Opportunities Fund
4)   Touchstone Small Cap Value Opportunities Fund
5)   Touchstone Value Fund

3.  Investment Company Act File Number:          811-03651

    Securities Act File Number:                 2-80859


4(a).  Last day of fiscal year for which this Form is
filed:        June 30, 2014


4(b). [ ] Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:   If the Form is being filed late, interest must be
paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

(i)  Aggregate sale price of securities sold during
the fiscal year pursuant to section 24(f):               $334,297,206

(ii)   Aggregate price of securities redeemed
or repurchased during the fiscal year:         $348,316,400

(iii)   Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:                     $13,964,580,104

(iv)  Total available redemption credits (add
Items 5(ii) and 5(iii):                                 $14,312,896,504

(v)  Net sales - if Item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:         $0

(vi)   Redemption credits available for use
in Future years - if Item 5(i) is less
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i)]:                                   ($13,978,599,298)

(vii) Multiplier for determining registration fee (See
Instruction C.9):                                          x .0001288

(viii)Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):                      $ 0

6.    Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: None.

7.   Interest due - if this Form is being filed more
than 90 days after the end of the issuer's fiscal
year (see instruction D):                                    $ NONE

8.   Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:            $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:    __ Wire Transfer      __ Mail or other means


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)* /s/ Terrie A. Wiedenheft
                               Terrie A. Wiedenheft
                             Controller and Treasurer


Date   09/19/2014


*Please print the name and title of the signing officer below the signature.